Property, Plant And Equipment And Energy Infrastructure Assets - Summary Of Property Plant And Equipment And Rental Equipment (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	[1]	$ 152,505
Ending Balance		136,472	$ 152,505	[1]
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		270,242	199,992
Acquisition			60,395
Additions		21,818	8,043
Reclassification		(1,074)	(407)
Disposals		(25,719)	(3,031)
Reclassified to assets held for sale		(8,211)
Currency translation effects		(6,440)	5,250
Ending Balance		250,616	270,242
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(117,737)	(103,578)
Depreciation charge		(26,866)	(15,557)
Disposals		(16,059)	(2,814)
Reclassified to assets held for sale		(8,211)
Currency translation effects		6,189	(1,416)
Ending Balance		(114,144)	(117,737)
Energy infrastructure assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	[2]	1,237,550
Ending Balance		1,143,668	1,237,550	[2]
Energy infrastructure assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	[2]	1,529,166	839,734
Acquisition	[2]		568,550
Additions		121,160	107,797	[2]
Disposals		(96,788)	(23,233)	[2]
Currency translation effects		(42,815)	36,318	[2]
Ending Balance		1,510,723	1,529,166	[2]
Energy infrastructure assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	[2]	(291,616)	(229,406)
Depreciation charge		(171,932)	(83,289)	[2]
Impairment		(1,726)	(1,233)	[2]
Disposals		(73,393)	(9,671)	[2]
Currency translation effects		24,826	12,641	[2]
Ending Balance		(367,055)	(291,616)	[2]
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		23,559
Ending Balance		22,646	23,559
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		23,559	18,411
Acquisition			4,237
Additions		0
Reclassification		120
Disposals		(612)	(6)
Currency translation effects		(421)	917
Ending Balance		22,646	23,559
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		92,734
Ending Balance		81,175	92,734
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		151,400	114,021
Acquisition			31,864
Additions		376	6
Reclassification		2,985	885
Disposals		(7,979)	(1,100)
Reclassified to assets held for sale		(5,880)
Currency translation effects		(3,990)	5,724
Ending Balance		136,912	151,400
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(58,666)	(50,087)
Depreciation charge		(9,901)	(7,205)
Disposals		(4,774)	(987)
Reclassified to assets held for sale		(5,880)
Currency translation effects		2,176	(2,361)
Ending Balance		(55,737)	(58,666)
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		31,627
Ending Balance		23,787	31,627
Equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		90,698	64,492
Acquisition			22,952
Additions		2,402	2,001
Reclassification		13,340	4,022
Disposals		(17,128)	(1,925)
Reclassified to assets held for sale		(2,331)
Currency translation effects		(4,787)	(844)
Ending Balance		82,194	90,698
Equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(59,071)	(53,491)
Depreciation charge		(16,965)	(8,352)
Disposals		(11,285)	(1,827)
Reclassified to assets held for sale		(2,331)
Currency translation effects		4,013	945
Ending Balance		(58,407)	(59,071)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		4,585
Ending Balance		8,864	4,585
Assets under construction [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		4,585	3,068
Acquisition			1,342
Additions		19,040	6,036
Reclassification		(17,519)	(5,314)
Currency translation effects		2,758	(547)
Ending Balance		$ 8,864	$ 4,585

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.
[2]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments related to the Transaction as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.